Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Line Items]
Self-insurance reserves	$ 12,256	$ 7,253
Maximum exposure to loss related to involvement with variable interest entity	6,700
Non-cancelable purchase obligations for goods	69,000
Variable interest entity cash deposit to cover contingency	3,000
Carrier and Its Affiliates [Member]
Commitments and Contingencies Disclosure [Line Items]
Non-cancelable purchase obligations for goods	$ 56,000